Data Field Information:
TYPE		13F-HR
PERIOD		06/30/08
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1815
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		August 15, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	606,663


FORM 13F INFORMATION TABLE
                               TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

ABITIBIBOWATER INC             COM               003687100     4,665    500,000 SH          SOLE      500,000   0    0
ALCATEL-LUCENT                 SPONSORED ADR     013904305     6,040  1,000,000 SH          SOLE    1,000,000   0    0
ALCATEL-LUCENT                 SPONSORED ADR     013904305     3,020    500,000 SH   CALL   SOLE      500,000   0    0
ALCATEL-LUCENT                 SPONSORED ADR     013904305     3,020    500,000 SH   CALL   SOLE      500,000   0    0
AMR CORP                       COM               001765106     5,091    994,400 SH   CALL   SOLE      994,400   0    0
AMR CORP                       COM               001765106     5,120  1,000,000 SH   CALL   SOLE    1,000,000   0    0
AMR CORP                       COM               001765106     5,120  1,000,000 SH   CALL   SOLE    1,000,000   0    0
BANK OF AMERICA CORPORATION    COM               060505104    23,870  1,000,000 SH   CALL   SOLE    1,000,000   0    0
BANK OF AMERICA CORPORATION    COM               060505104    23,870  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL        COM NEW           247361702    11,400  2,000,000 SH          SOLE    2,000,000   0    0
EXIDE TECHNOLOGIES             COM NEW           302051206     4,190    250,000 SH          SOLE      250,000   0    0
FEDERAL NATL MTG ASSN          COM               313586109    19,510  1,000,000 SH   CALL   SOLE    1,000,000   0    0
GANNETT INC                    COM               364730101    16,253    750,000 SH   CALL   SOLE      750,000   0    0
GENERAL MTRS CORP              COM               370442105     5,750    500,000 SH   CALL   SOLE      500,000   0    0
GENERAL MTRS CORP              COM               370442105    11,500  1,000,000 SH   CALL   SOLE    1,000,000   0    0
GENERAL MTRS CORP              COM               370442105    11,500  1,000,000 SH   CALL   SOLE    1,000,000   0    0
GOOGLE INC                     CL A              38259P508    52,642    100,000 SH   CALL   SOLE      100,000   0    0
GOOGLE INC                     CL A              38259P508    52,642    100,000 SH   CALL   SOLE      100,000   0    0
LOUISIANA PAC CORP             COM               546347105     2,547    300,000 SH   CALL   SOLE      300,000   0    0
LOUISIANA PAC CORP             COM               546347105     8,490  1,000,000 SH   CALL   SOLE    1,000,000   0    0
LOUISIANA PAC CORP             COM               546347105     8,490  1,000,000 SH   CALL   SOLE    1,000,000   0    0
LOWES COS INC                  COM               548661107    20,750  1,000,000 SH   CALL   SOLE    1,000,000   0    0
MIRANT CORP NEW                *W EXP 01/03/201  60467R118     9,045    500,000 SH          SOLE      500,000   0    0
NEOSE TECHNOLOGIES INC         COM               640522108       600  2,000,000 SH          SOLE    2,000,000   0    0
NUCOR CORP                     COM               670346105    22,401    300,000 SH   CALL   SOLE      300,000   0    0
OFFICE DEPOT INC               COM               676220106    10,940  1,000,000 SH   CALL   SOLE    1,000,000   0    0
PFIZER INC                     COM               717081103     8,735    500,000 SH          SOLE      500,000   0    0
RADIOSHACK CORP                COM               750438103    12,270  1,000,000 SH   CALL   SOLE    1,000,000   0    0
SANDISK CORP                   COM               80004c101     9,350    500,000 SH   CALL   SOLE      500,000   0    0
SANDISK CORP                   COM               80004c101     9,350    500,000 SH   CALL   SOLE      500,000   0    0
SATCON TECHNOLOGY CORP         COM               803893106     4,970  1,750,000 SH          SOLE    1,750,000   0    0
SCHLUMBERGER LTD               COM               806857108    53,232    495,500 SH   CALL   SOLE      495,500   0    0
U S AIRWAYS GROUP INC          COM               90341W108    10,000  4,000,000 SH          SOLE    4,000,000   0    0
UAL CORP                       COM NEW           902549807     5,220  1,000,000 SH          SOLE    1,000,000   0    0
UAL CORP                       COM NEW           902549807     1,190    228,000 SH   CALL   SOLE      228,000   0    0
WYETH                          COM               983024100    47,960  1,000,000 SH   CALL   SOLE    1,000,000   0    0
WYETH                          COM               983024100    47,960  1,000,000 SH   CALL   SOLE    1,000,000   0    0
WYETH                          COM               983024100    47,960  1,000,000 SH   CALL   SOLE    1,000,000   0    0
                                                                                                                  38